Other Revenues and Other Expenses - Summary of Other Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Other Revenue And Expense Net [Line Items]
Other revenues	$ 1,685,314	$ 30,279,524	$ 18,548,009	$ 15,635,955
Other Revenues
Other Revenue And Expense Net [Line Items]
Claims recovery		10,984,347	5,063,709	858,161
Other income		8,622,720	5,634,718	4,313,625
Account debugging		4,758,690	0	51,693
Other income for services		1,957,812	1,893,345	2,574,801
Revenues from reinsurance premiums		1,744,664	516,993	153,497
Bidding terms, sanctions, penalties and other		1,227,633	1,837,819	1,915,375
Gain on sale of fixed assets		393,524	1,392,345	577,990
Franchise fees		306,434	483,081	430,633
Tax updates		270,036	1,716,589	4,744,762
Insurance and deposits		13,664	9,410	15,418
Other revenues		$ 30,279,524	$ 18,548,009	$ 15,635,955